Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	AIR INDUSTRIES GROUP, INC.
Entity Central Index Key	0001009891
Document Type	Other
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company